POST BALANCE SHEET EVENTS (Narrative) (Details)	6 Months Ended
Jun. 30, 2024 USD ($)
Disclosure of non-adjusting events after reporting period [line items]
Minimum value requirement to maintain market value of publicly held shares	$ 15,000,000
Deficiency continuation for period of market value of publicly held shares	30 consecutive business days
At the Market Offering Agreement (the "Sales Agreement")
Disclosure of non-adjusting events after reporting period [line items]
Percentage of gross sales price of ADSs sold	3.00%
Amount of offering under sales agreement	$ 5,500,000
Amount of additional offering under sales agreement	$ 1,870,000
Description of nature of obligation, contingent liabilities	The deal values Metabolomic Diagnostics with an enterprise value of approximately $1.3 million with the consideration consisting of just over 270,000 Trinity Biotech plc’s ADS with the balance of consideration being in cash and the assumption of liabilities.
Estimated financial effect of contingent liabilities	$ 1,300,000